CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $) In Millions, unless otherwise specified	Share Capital [Member]	Additional paid-in capital [Member]	Contributed surplus [Member]	Accumulated other comprehensive income [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 797	$ 35	$ 1,956	$ 1	$ (160)	$ 593	$ 3,222
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of treasury shares	1	8					9
Employee stock options issued		16					16
Convertible loan-equity portion		105					105
Unrealized gain (loss) on marketable securities				317			317
Foreign exchange differences				29		1	30
Change in actuarial gain (losses) relating to pension				12		1	13
Change in unrealized gain (loss) on interest rate swaps in VIEs						15	15
Net paid to non-controlling interest						(68)	(68)
Dividend paid					(199)		(199)
Net income					1,261	92	1,353
Balance at Dec. 31, 2009	798	164	1,956	359	902	634	4,813
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of treasury shares	3	20					23
Purchase of treasury shares	(4)	(38)					(42)
Employee stock options issued		11					11
Issuance of shares	27	292				289	608
Induced conversion of convertible bonds	62	647					709
Convertible loan-equity portion		121					121
Unrealized gain (loss) on marketable securities				18			18
Realized gain/loss on marketable securities				(43)			(43)
Foreign exchange differences				16		11	27
Change in actuarial gain (losses) relating to pension				(26)		(6)	(32)
Change in unrealized gain (loss) on interest rate swaps in VIEs						(11)	(11)
Change in unrealized gain (loss) on interest rate swaps in subsidiaries				(1)		(1)	(2)
Step-up acquisition of Scorpion					(13)	13	0
Contribution by non-controlling interest						282	282
Paid to non-controlling interest in Scorpion						(292)	(292)
Dividend paid					(990)		(990)
Dividend paid to non-controlling interest in VIE						(435)	(435)
Net income					1,117	55	1,172
Balance at Dec. 31, 2010	886	1,217	1,956	323	1,016	539	5,937
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of treasury shares	1	20					21
Purchase of treasury shares	(5)	(120)				(5)	(130)
Employee stock options issued		10					10
Induced conversion of convertible bonds	53	674					727
(Un)realized gain/loss on marketable securities				(291)			(291)
Foreign exchange differences				28		10	38
Change in actuarial gain (losses) relating to pension				(3)			(3)
Private placement in subsidiary		307				118	425
Costs related to capital increase in subsidiary		(7)					(7)
Change in unrealized gain (loss) on interest rate swaps in VIEs						20	20
Change in unrealized gain (loss) on interest rate swaps in subsidiaries				1			1
Dividend paid					(1,423)	(17)	(1,440)
Dividend paid to non-controlling interest in VIE						(23)	(23)
Shares purchased from non controlling interests		(4)				(68)	(72)
Deconsolidation of subsidiaries				(63)		(330)	(393)
Net income					1,401	81	1,482
Balance at Dec. 31, 2011	$ 935	$ 2,097	$ 1,956	$ (5)	$ 994	$ 325	$ 6,302